Net sales - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(52,681)	(37,888)	(36,971)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,891,471	12,492,063	12,617,407
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,447,312	7,372,957	8,636,221
Goods or services transferred at point in time [member] | Electricity trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	620,495	775,479
Goods or services transferred at point in time [member] | Lubricants and basic oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,546,093	4,283,704	3,916,504
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	277,571	59,923	64,682
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,026,211	7,983,660	8,030,973
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,103,706	6,680,307	6,548,109
Goods or services transferred over time [member] | Port elevation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	335,965	285,852	351,563
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,020,176	885,630	813,341
Goods or services transferred over time [member] | Services rendered [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 566,364	R$ 131,871	R$ 317,960